Change in accounting policies (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Operating Lease

(in U.S. dollars, in thousands)	2019
Operating lease commitments disclosed as at June 30, 2019	7,460
Discounted using the group's average incremental borrowing rate of 6.52%	6,146
(Less): Short term leases recognized on a straight line basis as expense	(371)
Lease liability recognized as at July 1, 2019	5,775